UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21802

WorldCommodity Funds, Inc.

(Exact name of registrant as specified in charter)

6075 Roswell Road, Suite 450

Atlanta, GA 30328

(Address of principal executive offices)

 (Zip code)

Mr. James Llewellyn

WorldCommodity Asset Management

6075 Roswell Road, Suite 450

Atlanta, GA 30328

(Name and address of agent for service)

Registrant's telephone number, including area code: 404-437-7420

Date of fiscal year end: September 30

Date of reporting period: June 30, 2009

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a).

The name of the issuer of the portfolio security;

(b).

The exchange ticker symbol of the portfolio security;

(c).

The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d).

The shareholder meeting date;

(e).

A brief identification of the matter voted on;

(f).

Whether the matter was proposed by the issuer or by a security holder;

(g).

Whether the Registrant cast its vote on the matter;

(h).

How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i).

Whether the Registrant cast its vote for or against management.

WorldCommodity Fund

BURLINGTON NORTHERN SANTE FE CORP

Ticker Symbol:BNI	Cusip Number:12189T104
Record Date: 2/27/2009	Meeting Date: 4/23/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Voted For Proposal 1-1K; Against 2-5 all with mgmt	For	Issuer	For	With

CF INDUSTRIES HODLINGS, INC.

Ticker Symbol:CF	Cusip Number:125269100
Record Date: 3/16/2009	Meeting Date: 4/21/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
2	Ratify KPMG as auditor	For	Issuer	For	With

INTERCONTINENTALEXCHANGE INC.

Ticker Symbol:ICE	Cusip Number:45865V100
Record Date: 3/17/2009	Meeting Date: 5/14/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors	For	Issuer	For	With
2	bonus plan	Against	Issuer	For	With
3	incentive plan	Against	Issuer	For	With
4	E&Y	For	Issuer	For	With

JG BOSWELL

Ticker Symbol:BWEL	Cusip Number:101205102
Record Date: 9/22/2008	Meeting Date: 10/22/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Board of Directors	For	Issuer	For	With

NORTHWEST AIRLINES

Ticker Symbol:NWA	Cusip Number:667280408
Record Date: 9/2/2008	Meeting Date: 9/25/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Merger between Delta (DAL) & NWA	For	Issuer	For	With

POTASH CORPORATION OF SASKATCHEWAN

Ticker Symbol:POT	Cusip Number:73755L107
Record Date: 3/12/2009	Meeting Date: 5/7/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	directors	For	Issuer	For	With
2	voted for	For	Issuer	For	With

POTASH CORPORATION OF SASKATCHEWAN

Ticker Symbol:POT	Cusip Number:73755L107
Record Date: 3/12/2009	Meeting Date: 5/7/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
3	Adoption of new performance option plan	Against	Issuer	For	Against
4	Appendix D: Shareholder and Compensation	Against	Stockholder	Against	Against

VITERRA INC.

Ticker Symbol:VT	Cusip Number:92849T108
Record Date: 1/30/2009	Meeting Date: 3/11/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Board of Directors	For	Issuer	For	With

* Management Recommended Vote

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WorldCommodity Funds, Inc

By /s/James Llewellyn

* James Llewellyn

President and Treasurer

Date: August 7, 2009

*Print the name and title of each signing officer under his or her signature.